Income Taxes - Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Capitalized research and development	$ 371,663	$ 225,286	$ 148,689
Operating leases	373,928	745,784	473,220
Provision for expected credit loss	8,436	8,436	35,124
Impairment of fixed assets		24,455
Total deferred tax assets	754,027	1,003,961	657,033
Valuation allowance
Net deferred tax assets	754,027	1,003,961	657,033
Deferred tax liabilities:
Right-of-use assets	326,269	744,513	481,059
Total deferred tax liabilities	326,269	744,513	481,059
Deferred tax assets, net	$ 427,758	$ 259,448	$ 175,974